ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

3.	ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED
IFRS 16 Leases
In January 2016, the IASB issued IFRS 16 Leases ("IFRS 16") which replaces IAS 17, Leases. The effective date of IFRS 16 is for annual periods beginning on or after January 1, 2019 and early adoption is permitted. Under IFRS 16, a single recognition and measurement model will apply for lessees which will require recognition of assets and liabilities for most leases. Pengrowth is in the final stages of analyzing identified contracts, developing business and accounting processes, making applicable changes to the Corporation's internal controls and calculating the impact that the adoption of this standard will have on its financial statements. Pengrowth has elected to use the modified retrospective approach upon adoption and elected to apply the optional exemptions for short-term and low-value leases. The actual full impact of adoption will depend on the Corporation's incremental borrowing rate, lease portfolio and practical expedients applied. However, Pengrowth anticipates that the most significant impact of adopting IFRS 16 will be the recognition of the lease liabilities on its leases for head office space and the right of use ("ROU") assets, as applicable.
Upon adoption of IFRS 16, the Corporation will recognize lease liabilities and ROU assets for all leases identified except for optional exemptions taken. The lease liability will be measured at the present value of the remaining lease payments, discounted using Pengrowth's incremental borrowing rate as at January 1, 2019. The ROU asset will be measured at the amount equal to the lease liability on January 1, 2019 with no impact on retained earnings.
Adoption of IFRS 16 will also result in an increase to Depletion, Depreciation and Amortization due to the recognition of the ROU assets, increase in interest and financing charges, and a decrease to G&A and operating expenses, as applicable. Cash flow from operating activities will increase as a result of the decrease in G&A and operating expenses, as applicable. Cash flow from financing activities will decrease due to the deduction of the interest portion of the principal payments for former operating leases.